Promissory Notes Payable	9 Months Ended
Sep. 30, 2018
SayMedia, Inc [Member]
Promissory Notes Payable

7. Promissory Notes Payable

On March 19, 2018, the Company entered into a non-binding letter of intent and term sheet thereunder (collectively the “Letter of Intent”) to be acquired by the Maven, a media and publishing technology company. In connection with the Letter of Intent, on March 26, 2018, the Maven loaned $1,000,000 under a secured promissory note (the “Note”) to the Company payable on the six-month anniversary of the earlier of (i) the termination of the Letter of Intent, or (ii) if the Maven and the Company should execute a definitive agreement (as defined in the Letter of Intent, the “Definitive Agreement”), the termination of the Definitive Agreement with respect to the proposed acquisition (such date, the “Maturity Date”). The Note bore interest at the rate of 5% per annum, with all accrued and unpaid interest payable on the Maturity Date, with prepayment permitted without premium or penalty. Additional advances under secured promissory notes were as follows: (1) $250,000 on July 23, 2018 with the same terms as the Note; (2) $322,363 on August 21, 2018 due and payable on February 21, 2019 with the same interest terms as the Note; and (3) $2,108,307 through September 30, 2018 (part of a promissory note executed on November 30, 2018 in the principal amount of $4,322,165) due and payable on or before the first business day following the earlier of (i) the consummation of the acquisition, and (ii) February 21, 2019 with the same interest terms as the Note. The promissory notes were secured against all of the assets of the Company. As of September 30, 2018, the Company was advanced a total of $3,695,054 under the promissory notes (see Note 10).